SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted loss per ordinary share
For the
Period from
July 7, 2020
(Inception)
through
December 31,
2020

Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest earned on marketable securities held in Trust Account	$46,048

Net income allocable to shares subject to possible redemption	$46,048
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted weighted average shares outstanding	22,676,053
Basic and diluted net income per share	$0.00

Non-Redeemable Class A and Class B Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(1,554,342)
Net loss allocable to Redeemable Class A Common Stock	(46,048)
Non-Redeemable Net Loss	$(1,600,390)
Denominator: Weighted Average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted average shares outstanding	6,500,406
Basic and diluted net loss per share	$(0.25)